Accrued Expenses (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses Details
Accrued Executive Severance	$ 100,000	$ 100,000	$ 100,000
Accrued Board of Director's Fees	95,000	16,000	0
Accrued Audit and Tax Preparation	83,095	100,000	93,500
Accrued Outside Services	53,912	31,533	58,813
Deferred Rent	44,594	41,341	0
Accrued Clinical Expenses	23,650	13,650	22,777
Deferred Revenue	21,060	18,810	0
Accrued Travel and Entertainment	20,000	0	0
Accrued Legal Professional Fees	13,609	45,000	76,500
Accrued Other	4,815	8,754	7,784
Total Accrued Expenses	$ 459,735	$ 375,088	$ 359,374